Intangible Assets (Details Narrative) - KRW (₩) ₩ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	₩ 25,149	₩ 25,225	₩ 100,899	₩ 106,582